The interactive data file included as an exhibit to this filing relates to the amended prospectus for Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 31, 2018 (Accession No. 0001193125-18-026693), which is incorporated herein by reference.